Note 15 - Cash and Cash Equivalents (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Cash and cash euivalents [Text Block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Cash at bank and in hand	7,129	4,522	1,939	10,970

Disclosure of credit risk exposure [text block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
A+	252	17	891	8,161
A	233	14	69	468
AA-	6,644	4,491	979	2,341
Total	7,129	4,522	1,939	10,970